Other non-current assets - Long-term deposit accounts (Details) € in Millions		1 Months Ended			12 Months Ended
	Apr. 30, 2022 item	Oct. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Apr. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item	Jan. 06, 2021 EUR (€) item	Feb. 01, 2019 EUR (€) item
Other Non Current Assets
Increase (decrease) in long-term deposit accounts					€ 8.3	€ (1.0)
Number of pledges over cash | item							2
Cash pledged as security							€ 1.7
Long-term deposit forward contract
Other Non Current Assets
Long-term deposits		€ 9.0			€ 9.0
Period of long-term deposit		2 years			2 years
Expiration term of notice period		31 days
Term deposit
Other Non Current Assets
Deposits repaid during the period			€ 0.7
Pledge over cash, Abbott agreement
Other Non Current Assets
Number of pledges over cash | item									1
Cash pledged as security									€ 0.7
Amount of pledge as a percentage of sum not covered by the indemnity to be received									50.00%
Pledge over cash, tax authorities
Other Non Current Assets
Number of pledges over cash | item								1
Cash pledged as security								€ 1.0
Number of pledges over cash released | item	2
Pledge over cash, tax authorities, fiscal year 2016
Other Non Current Assets
Decrease in financial assets pledged as collateral through release				€ 1.0
Pledge over cash, tax authorities, fiscal year 2017
Other Non Current Assets
Decrease in financial assets pledged as collateral through release				€ 0.7
Crdit Agricole bank | Tax disputes with French tax authorities
Other Non Current Assets
Cash pledged as security								€ 1.7